PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.            PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS

Property, Plant and equipment and Construction in Progress consisted of the following:

	December 31, 2012	December 31, 2011	December 31, 2010
Plant	$1,346,191	$1,346,170	$1,280,820
Furniture and Fixtures	285,562	64,327	61,201
Equipment	12,957,646	8,862,018	905,830
Automobiles	419,951	411,498	391,497
Less: Accumulated Depreciation	(2,613,100)	(1,667,572)	(942,207)
Plant and Equipment, Net	$12,396,250	$9,016,441	$1,697,141

Construction in Progress	$5,300,951	$5,572,511	$1,511,255

Plant and equipment are recorded at cost basis. Gains or losses on disposals are reflected as gain or loss in the year of disposal. The cost of improvements that extend the life of plant and equipment are capitalized. These capitalized costs may include structural improvements, equipment and fixtures. All ordinary repair and maintenance costs are expensed as incurred.

$11,837,660 and $6,150,173 is included in equipment that was produced for operating leasing that is leased to our customers for the years ended December 31, 2012 and 2011, respectively.

Depreciation for financial reporting purposes is provided using the straight line method over the estimated useful lives of the assets. The Company had depreciation expense of $945,528, $725,365 and $301,290  for the years ended December 31, 2012, 2011 and 2010, respectively.